As filed with the Securities and Exchange Commission on July 29, 2004

Registration No. 333-114450

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ PRE-EFFECTIVE AMENDMENT NO. 6

☐ POST-EFFECTIVE AMENDMENT NO.

Evercore Investment Corporation

(Exact Name of Registrant as Specified in Charter)

100 Wilshire Boulevard, Suite 1230, Santa Monica, California 90401

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (310) 260-6570

James K. Hunt

100 Wilshire Boulevard, Suite 1230, Santa Monica, California 90401

(Name and Address of Agent for Service)

Copies of information to:

Dhiya El-Saden Scott J. Calfas Gibson, Dunn & Crutcher LLP 333 South Grand Avenue Los Angeles, California 90071-3197 (213) 229-7000	Thomas R. Pollock Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, California 94105-3441 (415) 856-7000

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a distribution reinvestment plan, check the following box.    ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when	declared effective pursuant to section 8(c).

If appropriate, check the following box:

☐ This	[post-effective amendment] designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐ This	form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

EVERCORE INVESTMENT CORPORATION

PART C

OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(1)    Financial Statements

The following statements of Evercore Investment Corporation (the “Company” or the “Registrant”) are included in Part A of this registration statement:

Page
Statement of Assets and Liabilities dated June 21, 2004*	F-1

(2)    Exhibits

(a)(1)	Articles of Incorporation*

(a)(2)	Form of Articles of Amendment and Restatement*

(b)(1)	Bylaws*
(b)(2)	Form of Amended and Restated Bylaws*
(c)	Not Applicable
(d)(1)	Form of Stock Certificate*

(d)(2)	Form of Warrant Certificate**

(d)(3)	Form of Warrant Agreement**
(e)	Form of Dividend Reinvestment Plan*
(f)	Not Applicable
(g)(1)	Form of Investment Management Agreement between Registrant and Evercore Asset Management LLC**

(g)(2)	Form of Investment Advisory Agreement between Registrant and Lincoln Capital Fixed Income Management Company, LLC*
(h)	Form of Underwriting Agreement**
(i)	Not Applicable
(j)(1)	Form of Custodian Agreement between Registrant and Wells Fargo Bank, N.A.**
(j)(2)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Co.*
(k)(1)	Form of Administration Agreement between Registrant and Evercore Asset Management LLC*
(k)(2)	Form of License Agreement between Registrant and Evercore Partners Services East LLC*
(l)	Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP, special Maryland counsel for Registrant**
(m)	Not Applicable
(n)	Consent of independent auditors for Registrant*
(o)	Not Applicable
(p)	Not Applicable
(q)	Not Applicable
(r)(1)	Code of Ethics for Registrant and Evercore Asset Management LLC*
(r)(2)	Code of Ethics for Lincoln Capital Fixed Income Management Company, LLC*

*	Previously filed.
**	Filed herewith.

ITEM 25.    MARKETING ARRANGEMENTS

The information contained under the heading “Underwriting” on page 80 of this registration statement is incorporated herein by reference.

ITEM 26.    OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$58,282
NASDAQ National Market Listing Fee	100,000
NASD filing fee	30,500
Accounting fees and expenses	15,000	(1)
Legal fees and expenses	1,050,000	(1)
Printing and engraving	380,000	(1)
Miscellaneous fees and expenses	321,218	(1)

Total	$1,955,000	(1)

(1)	Estimated.

All of the expenses set forth above shall be borne by the Registrant.

ITEM 27.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Immediately prior to this offering, Evercore AM Holdings, L.L.C., a Delaware limited liability company, and Bison Capital Asset Management, LLC, a Delaware limited company, will each own 884 shares of common stock of the Registrant, collectively representing 100% of the common stock outstanding. Following the completion of this offering, the share ownership of Evercore AM Holdings, L.L.C. and Bison Capital Asset Management, LLC is expected to represent less than 1% of the common stock outstanding.

ITEM 28.    NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the approximate number of record holders of the Registrant’s common stock as of July 29, 2004.

TITLE OF CLASS	NUMBER OF RECORD HOLDERS
Common stock, $0.001 par value	2

ITEM 29.    INDEMNIFICATION

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

The Registrant’s charter and bylaws require the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of the Registrant’s predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The investment management agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Evercore Asset Management LLC (“our manager”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of our manager’s services under the investment management agreement or otherwise as an investment adviser of the Registrant.

The investment sub-advisory agreement with Lincoln provides that, except for negligence, malfeasance, or violation of applicable law, neither Lincoln nor any of its officers, directors, employees or agents shall be liable for any actions performed or omitted to be performed or for any errors of judgment in managing the account as set forth in the sub-advisory agreement with Lincoln.

The administration agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, our manager and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of our manager’s services under the administration agreement or otherwise as manager for the Registrant.

The underwriting agreement provides that each underwriter severally agrees to indemnify, defend and hold harmless the Registrant, its directors and officers, and any person who controls the Registrant within the meaning of Section 15 of the Act or Section 20 of the Exchange Act, and the successors and assigns of all of the foregoing persons, from and against any loss, damage, expense, liability or claim (including the reasonable cost of investigation) which, jointly or severally the Registrant or any such person may incur under the Securities Act, the Exchange Act, the 1940 Act, the common law or otherwise, insofar as such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in and in conformity with information concerning such underwriter furnished in writing by or on behalf of such underwriter through the managing underwriter to the Registrant expressly for use in this registration statement (or in the registration statement as amended by any post-effective amendment hereof by the Registrant) or in the prospectus contained in this registration statement, or arises out of or is based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in this registration statement or such prospectus or necessary to make such information not misleading.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.    BUSINESS AND OTHER CONNECTIONS OF OUR MANAGER

A description of any other business, profession, vocation or employment of a substantial nature in which our manager, and each managing director, director or executive officer of our manager, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this registration statement in the section entitled “Management.” Additional information regarding the our manager and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-63099), and is incorporated herein by reference.

ITEM 31.    LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)    the Registrant, Evercore Investment Corporation, 100 Wilshire Boulevard, Suite 1230, Santa Monica, California 90401;

(2)    the transfer agent and warrant agent, American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038;

(3)    the custodian, Wells Fargo Bank, N.A., Shareowner Services, 161 North Concord Exchange, South St. Paul, Minnesota 55075;

(4)    the custodian for certain assets managed by Lincoln Capital Fixed Income Management Company, LLC, which is Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116; and

(5)    our manager, Evercore Asset Management LLC, 100 Wilshire Boulevard, Suite 1230, Santa Monica, California 90401.

ITEM 32.    MANAGEMENT SERVICES

Not Applicable.

ITEM 33.    UNDERTAKINGS

1.    The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

2.    The Registrant undertakes that:

(a)    For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)    For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and State of California, on the 29th day of July, 2004.

EVERCORE INVESTMENT CORPORATION

By:	/s/ JAMES K. HUNT
Name:	James K. Hunt
Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on July 29, 2004. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

	Signature	Title

	* Austin M. Beutner	Director and Chairman of the Board

	/s/ JAMES K. HUNT James K. Hunt	Director and Chief Executive Officer

	/s/ DOUGLAS B. TRUSSLER Douglas B. Trussler	Chief Financial and Accounting Officer and Chief Compliance Officer

	* Robert E. Dubrish	Director

	* Susan L. Harris	Director

	* Frank N. Newman	Director

	* Joseph M. Tumbler	Director

*By	/s/ JAMES K. HUNT As Attorney-in-Fact

EXHIBIT INDEX

(a)(1)	Articles of Incorporation*

(a)(2)	Form of Articles of Amendment and Restatement*

(b)(1)	Bylaws*
(b)(2)	Form of Amended and Restated Bylaws*

(c)	Not Applicable

(d)(1)	Form of Stock Certificate*

(d)(2)	Form of Warrant Certificate**

(d)(3)	Form of Warrant Agreement**

(e)	Form of Dividend Reinvestment Plan*

(f)	Not Applicable

(g)(1)	Form of Investment Management Agreement between Registrant and Evercore Asset Management LLC**

(g)(2)	Form of Investment Advisory Agreement between Registrant and Lincoln Capital Fixed Income Management Company, LLC*

(h)	Form of Underwriting Agreement**

(i)	Not Applicable

(j)(1)	Form of Custodian Agreement between Registrant and Wells Fargo Bank, N.A.**

(j)(2)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company*

(k)(1)	Form of Administration Agreement between Registrant and Evercore Asset Management LLC *

(k)(2)	Form of License Agreement between Registrant and Evercore Partners Services East LLC*

(l)	Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP, special Maryland counsel for Registrant**

(m)	Not Applicable

(n)	Consent of independent auditors for Registrant*

(o)	Not Applicable

(p)	Not Applicable

(q)	Not Applicable

(r)(1)	Code of Ethics for Registrant and Evercore Asset Management LLC*

(r)(2)	Code of Ethics for Lincoln Capital Fixed Income Management, LLC*

*	Previously filed.
**	Filed herewith.